Offerings - Offering: 1	Sep. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025B 4.85% Senior Notes due March 15, 2031
Maximum Aggregate Offering Price	$ 256,695,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,300.00
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in Georgia Power Company's Registration Statement on Form S-3 (File No. 333-285111) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.